Cover	Nov. 28, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 28, 2023
Entity File Number	001-41079
Entity Registrant Name	INFINT ACQUISITION CORPORATION
Entity Central Index Key	0001862935
Entity Tax Identification Number	98-1602649
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	32 Broadway
Entity Address, Address Line Two	Suite 401
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	(212)
Local Phone Number	287-5010
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Class Ordinary Shares And Onehalf Of One Warrant [Member]
Title of 12(b) Security	Units, each consisting of one Class A ordinary shares and one-half of one Warrant
Trading Symbol	IFIN.U
Security Exchange Name	NYSE
Class Ordinary Shares Par Value 0. 0001 Per Share [Member]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	IFIN
Security Exchange Name	NYSE
Warrants Each Whole Warrant Exercisable For One Class Ordinary Share At Exercise Price Of 11. 50 [Member]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	IFIN.WS
Security Exchange Name	NYSE